Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We generally grant equity awards to employees, including our Named Executive Officers, on a pre-established
schedule and do not grant any form of equity compensation in anticipation of the release of material, non-public
information. Similarly, we do not time the release of material, non-public
information based on equity award grant dates.
Historically, a core component of our executive compensation program consisted of monthly stock option grants to our Named Executive Officers on a formulaic basis based on a stock option allocation amount that the Compensation Committee approved during the December of the prior calendar year. For example, the Compensation Committee approved the stock option allocation amount for each Named Executive Officer’s 2023 compensation in December 2022, with stock options for the 2023 compensation year granted beginning in February 2023 through January 2024. We granted stock options on the first trading day of each such month, with the number of options granted based on (a) the closing stock price on that trading day and (b) the stock option allocation amount approved in December 2022. Please see the discussion about stock options under the heading “Elements of the Prior Executive Compensation Program” in our proxy statement filed on April 18, 2024 for additional details about the formula we used to grant options.
In 2024, we transitioned from the stock option allocation program to granting RSUs and PSUs to our Named Executive Officers. Our Compensation Committee approved the target dollar value of the RSU and PSU grants to our Named Executive Officers in December 2023 and specified that the grant date for such awards be the second business day following the January 2024 earnings release. In December 2023, the Compensation Committee also approved the formula for converting the target dollar value of the RSU and PSU grants into a number of RSUs and PSUs.
During 2024, we did not grant options to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material,
non-public
information.

Award Timing Method	We generally grant equity awards to employees, including our Named Executive Officers, on a pre-established
schedule and do not grant any form of equity compensation in anticipation of the release of material, non-public
information. Similarly, we do not time the release of material, non-public
information based on equity award grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2024, we did not grant options to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material,
non-public
information.
MNPI Disclosure Timed for Compensation Value	false